Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 21,939	$ 9,599
Unbilled revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	7,616	2,293
Trade receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	7,073	2,818
Refundable tax credits
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	2,048	1,514
Accrued interest
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	2,015	896
Leasehold incentives receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	1,607	1,452
Sales tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	832	390
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade and other receivables	$ 748	$ 236